Segment information (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

					09/30/2026
	Pulp (1)	Paper and Packaging (1)	Consumer Goods (1)	Intersegment eliminations (1) (2)	Total
Net sales	27,075,152	6,515,817	6,429,653	(946,529)	39,074,093
Cost of sales	(19,663,237)	(5,143,043)	(5,179,127)	819,125	(29,166,282)

Adjusted EBITDA	13,257,622	950,031	961,675	(210,391)	14,958,937
Adjustments to EBITDA (*)					883,075
Depreciation, depletion and amortization					(9,674,850)
Financial result					5,752,130
Net income before taxes					11,919,292

					09/30/2025
	Pulp (1)	Paper and Packaging (1)	Consumer Goods (1)	Intersegment eliminations (1) (2)	Total
Net sales	28,522,725	6,937,020	2,115,443	(573,227)	37,001,961
Cost of sales	(18,827,677)	(5,053,379)	(1,483,223)	573,227	(24,791,052)

Adjusted EBITDA	14,492,827	1,400,803	259,858		16,153,488
Adjustments to EBITDA (*)					(823,557)
Depreciation, depletion and amortization					(8,226,217)
Financial result					13,172,959
Net income before taxes					20,276,673

(1)As described in Note 1.2.1, following the acquisition of Arbex and the resulting increase in the financial significance of the Consumer Goods operating segment, the segment became reportable under IFRS 8, Operating Segments. Accordingly, the Consumer Goods segment is now presented separately in the Company’s segment disclosures. The information disclosed for this segment reflects the Tail Price methodology applied to the measurement of transactions involving pulp used in the manufacture of tissue products, based on a market reference price. The comparative segment information has been recast to reflect the separate presentation of this reportable segment and the application of the Tail Price methodology, ensuring consistency and comparability with the presentation adopted in the current period (as originally presented at September 30, 2025: Pulp – net sales – R$27,949,498 | Pulp – cost of sales – R$(18,535,613) | Pulp – adjusted EBITDA – R$14,093,769 | Paper – net sales – R$9,052,463 | Paper – cost of sales – (R$6,255,439) | Paper – adjusted EBITDA – R$2,059,719).
(2)Intersegment eliminations do not represent an operating segment. For the nine-month period ended September 30, 2026, the amounts presented in this column comprise: (i) the elimination of intersegment revenue and corresponding costs; (ii) the elimination of unrealized profits on intersegment transactions; and (iii) reconciliation adjustments arising from the tail-price mechanism. These adjustments impact the allocation of net sales, cost of sales and Adjusted EBITDA across the operating segments and are fully eliminated upon consolidation, with no effect on consolidated results.

	09/30/2026	09/30/2025
(*) Adjustments to EBITDA
Fair Value - Biological Asset	1,157,728	(73,248)
Loss from associates and joint ventures	(33,572)	(268,350)
Impairment of subsidiaries (1)		(88,871)
Income (loss) on disposal and write-off of non-current assets	146,036	(183,356)
(Provision)/Reversals for losses on ICMS credits (note 13.1)	(29,756)	(151,669)
Expenses on Asset Acquisition and Business Combinations (2)	(295,867)	(41,423)
Restructuring expenses (3)	(64,219)	(106)
Others (4)	2,725	(16,534)
	883,075	(823,557)
(1)Refers to the impairment of the investment in the subsidiary Suzano Finland Oy and the joint venture Woodspin Oy, as detailed in Note 18.3.
(2)Acquisition-related costs associated with business combinations, including fees paid to external advisors and professional service providers, such as legal, accounting, valuation and other consulting services, administrative expenses related to acquisition processes, and other costs directly attributable to the execution of such transactions.
(3)Costs incurred directly in connection with restructuring initiatives, including changes to the management, administrative, and organizational structure, and costs associated with the discontinuation of operations.
(4)It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; (ii) write-off of stacked wood inventory; and (iii) extemporaneous tax credits.

Disclosure of products and services [text block]

	09/30/2026	09/30/2025
Products
Market pulp (1)	27,075,152	28,522,725
Printing and writing paper	3,844,689	3,870,255
Paperboard	2,646,317	3,036,987
Consumer Goods	6,429,653	2,115,443
Other	24,811	29,778
Intersegment eliminations (2)	(946,529)	(573,227)
	39,074,093	37,001,961
(1)Net sales of fluff pulp represent 0.6% of total net sales, and therefore were included in market pulp net sales. (0.7% as at September 30, 2025).
(2)Intersegment eliminations do not represent an operating segment. For the nine-month period ended September 30, 2026, the amounts presented in this column comprise: (i) the elimination of intersegment revenue and corresponding costs; (ii) the elimination of unrealized profits on intersegment transactions; and (iii) reconciliation adjustments arising from the tail price methodology. These adjustments impact the allocation of net sales, cost of sales and Adjusted EBITDA across the operating segments and are fully eliminated upon consolidation, with no effect on consolidated results. Additionally, the comparative information for September 30, 2025, has been recast to incorporate the tail price methodology and the new reportable segment.

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments	The allocation of goodwill is set out below:

	09/30/2026	12/31/2025
Pulp	7,897,051	7,897,051
Consumer Goods	2,020,667	290,191
	9,917,718	8,187,242